Other information by nature - Disclosure of detailed information about leases for lessee (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information [abstract]
Depreciation of right-of-use assets	€ 677	€ 607	€ 555
Interest expense on lease liabilities	64	63	63
Variable lease payments not included in the measurement of lease liabilities	3	3	5
Income from sub-leasing right-of-use assets	(138)	(109)	(108)
Expenses relating to short-term leases and to leases of low-value assets	219	111	107
Gains arising from sale and leaseback transactions	(248)	(155)	(119)
Total expense recognized in Net profit	€ 577	€ 520	€ 503